Trading assets and liabilities	6 Months Ended
Jun. 30, 2017
Trading assets and liabilities
14 Trading assets and liabilities
end of	2Q17	1Q17	4Q16
Trading assets (CHF million)
Debt securities	62,677	67,140	65,668
Equity securities	51,961	64,076	63,871
Derivative instruments [1]	20,932	22,076	26,782
Other	5,411	6,500	8,829
Trading assets	140,981	159,792	165,150
Trading liabilities (CHF million)
Short positions	26,917	30,532	24,565
Derivative instruments [1]	16,618	17,130	20,365
Trading liabilities	43,535	47,662	44,930
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	2Q17	1Q17	4Q16
Cash collateral – netted (CHF million) [1]
Cash collateral paid	24,780	26,961	33,429
Cash collateral received	18,605	19,636	22,948
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	5,848	5,661	5,705
Cash collateral received	9,226	9,391	11,497
1 Recorded as cash collateral netting on derivative instruments in Note 21 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 18 – Other assets and other liabilities.

Bank
Trading assets and liabilities
13 Trading assets and liabilities
end of	6M17	2016
Trading assets (CHF million)
Debt securities	62,766	65,675
Equity securities	52,003	63,874
Derivative instruments [1]	20,902	27,013
Other	5,413	8,830
Trading assets	141,084	165,392
Trading liabilities (CHF million)
Short positions	26,927	24,583
Derivative instruments [1]	16,588	20,369
Trading liabilities	43,515	44,952
1 Amounts shown after counterparty and cash collateral netting.
Cash collateral on derivative instruments
end of	6M17	2016
Cash collateral – netted (CHF million) [1]
Cash collateral paid	24,832	33,688
Cash collateral received	18,605	22,951
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	5,848	5,706
Cash collateral received	9,226	11,497
1 Recorded as cash collateral netting on derivative instruments in Note 20 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.